Cover	Aug. 06, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 06, 2020
Entity Registrant Name	Talend S.A.
Entity Incorporation, State or Country Code	I0
Entity File Number	001-37825
Entity Address, Address Line One	5-7, rue Salomon de Rothschild
Entity Address, City or Town	Suresnes,
Entity Address, Country	FR
Entity Address, Postal Zip Code	92150
Country Region	+33
City Area Code	(0) 1 4
Local Phone Number	6 25 06 00
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001668105
Amendment Flag	false
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, nominal value €0.08 per share
Trading Symbol	TLND
Security Exchange Name	NASDAQ
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value €0.08 per share*
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true